S000083864 [Member] Performance Management - AB Short Duration High Yield ETF	Nov. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]
Prior to commencing operations, the Fund acquired the assets and liabilities of AB Short Duration High Yield Portfolio (the “Short Duration High Yield Predecessor Fund” or a “Predecessor Fund”), a series of AB Bond Fund, Inc., and adopted the accounting and performance history of that fund (a “Reorganization”), as of the close of business on June 7, 2024. The information shown below for periods prior to the close of business on June 7, 2024 relates to the performance of Advisor Class shares of the Short Duration High Yield Predecessor Fund. The Fund has the same investment objective, strategies, policies and portfolio management team as the Short Duration High Yield Predecessor Fund.
The performance of the Short Duration High Yield Predecessor Fund shown below has not been adjusted to reflect the lower fees and expenses that will be incurred by the Fund. The Short Duration High Yield Predecessor Fund was a mutual fund, and the average annual total returns as shown below are based on NAV per share, and are not based on market prices for an ETF share as traded on an exchange. Short Duration High Yield Predecessor Fund performance is based on the performance of Advisor Class shares. Prior to the Fund’s acquisition of the Short Duration High Yield Predecessor Fund, the other share classes of the Short Duration High Yield Predecessor Fund were converted into Advisor Class shares.
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
•	how the Fund’s performance changed from year to year over ten years; and
•
how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index and an additional index that more closely reflects the types of securities in which the Fund invests.

You may obtain updated performance information on the website at www.abfunds.com (click on “Investments—ETFs”).
The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	how the Fund’s performance changed from year to year over ten years; andhow the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index and an additional index that more closely reflects the types of securities in which the Fund invests.
Bar Chart Narrative [Text Block]
The annual returns in the bar chart are for the Fund’s shares. For periods prior to the close of business on June 7, 2024, the chart reflects returns of the Advisor Class shares of the Short Duration High Yield Predecessor Fund, which were reorganized into shares of the Fund in the Reorganization.

Bar Chart [Heading]	Bar Chart
Bar Chart Closing [Text Block]	Calendar Year End (%) During the period shown in the bar chart, the Fund’s: Best Quarter was up 12.33%, 2nd quarter, 2020; and Worst Quarter was down -14.87%, 1st quarter, 2020.
Performance Table Heading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns:–Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and–Are not relevant to investors who hold Short Duration High Yield Predecessor Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.abfunds.com
Advisor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	12.33%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(14.87%)
Lowest Quarterly Return, Date	Mar. 31, 2020